Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Summary of the aggregate consideration paid and the aggregate amounts of the assets acquired and liabilities assumed

	December 31,
	2011	2010
Accounts receivable	$953	$—
Inventory	61,247	11,520
Other current assets	—	45
Property and equipment	40,190	4,932
Goodwill	107,498	8,274
Franchise value	29,491
Other assets	628
Current liabilities	(6,190)	(279)

Total consideration	233,817	24,492
Seller financed/assumed debt	(1,711)	(2,260)

Cash used in dealership acquisitions	$232,106	$22,232

Summary of unaudited consolidated pro forma results of operations

	Year Ended December 31,
	2011	2010
Revenues	$11,583,093	$10,714,528
Income from continuing operations	178,401	128,855
Net income	179,380	113,892
Income from continuing operations per diluted common share	$1.94	$1.39
Net income per diluted common share	$1.97	$1.24